Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
14.	Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 10 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.

Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2018	$350,517	$33,833	$384,350
Additions	83,389	1,381	84,770
Depreciation expense	(100,857)	(6,270)	(107,127)

Balance at December 31, 2018	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expense	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843
Additions/(Terminations)	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279

Additions to the
right-of-use
assets include new leases, contract extensions, changes in discount rate and changes in rental payments.
The impairment loss relates to leased aircraft grounded until its redelivery due the capacity reductions a result of the
Covid-19
pandemic.
Lease liabilities

	2020	2019
Current portion of lease liability
Aircraft	$77,777	$91,246
Real estate	5,828	6,486

	$83,605	$97,732

Long-term lease liability
Aircraft	$125,216	$179,031
Real estate	21,689	27,801

	$146,905	$206,832

	$230,510	$304,564

For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization. This provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2020 the total liability related to leases including the provision of dismantling amounts to $255.5 million (2019: $328.9 million).

Total cash outflow for leases for the years ended as December 31, 2020 and 2019:

	2020	2019
Aircraft	$97,353	$107,610
Real estate	6,039	9,458

	$103,392	$117,068

As of December 31, 2020 and 2019 the average incremental borrowing rate of leased aircraft is 3.37%.
The maturity analysis of lease liabilities is disclosed in note 28.5.
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2020	2019	2018
Depreciation and amortization
Aircraft	$88,451	$95,564	$100,857
Real estate	6,390	7,260	6,270

	$94,841	$102,824	$107,127

Impairment of non financial assets
Aircraft	$1,541	$—	$—

Other operating and administrative expenses
Short-term leases	$90	$364	$1,412
Leases of low-value assets	330	733	853
Variable lease payments not include in the measurement of lease liabilities	827	706	611
Variable lease payments by rental concessions received	(489)	—	—

	$758	$1,803	$2,876
Finance cost
Aircraft	$8,185	$11,221	$12,074
Real estate	1,717	2,073	2,105
Unwinding of discount and changes in the discount rate	832	846	796

	$10,734	$14,140	$14,975

	$107,874	$118,767	$124,978

Some property leases contain variable payment terms that are linked to the number of passengers or employees using the areas. Additional, some aircraft leases contain variable payment terms that depend on the aircraft’s flight hours.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision.

The Company as a lessor
Since 2015, the Company is the lessor of two aircraft Boeing
737-700,
as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for that year. Each lease is scheduled to expire in 2022. The carrying amount of the two aircraft under operating leases is up to $12.3 million (2019: $37.7 million).
Total lease income amounts to $3.2 million for the period ended December 31, 2020 (2019: $3.5 million and 2018: $3.5 million), included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after the reporting date.
The future minimum lease receivables under
non-cancellable
leases are as follows:

	2020	2019
Up to one year	$3,000	$3,220
One to five years	2,875	5,875

Total minimum lease rental receivables	$5,875	$9,095